Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower Lifetime 2015 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Lifetime 2015 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.78%
Empower Lifetime 2015 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2015 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Empower Lifetime 2015 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Empower Lifetime 2015 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2015 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower Lifetime 2015 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.16%
Empower Lifetime 2015 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Empower Lifetime 2015 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.63%
Empower Lifetime 2015 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.55%
Empower Lifetime 2015 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Empower Lifetime 2015 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower Lifetime 2015 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.89%
Empower Lifetime 2015 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Lifetime 2015 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Empower Lifetime 2015 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Lifetime 2015 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.78%
Empower Lifetime 2015 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2015 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Empower Lifetime 2015 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Empower Lifetime 2015 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2015 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower Lifetime 2015 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.16%
Empower Lifetime 2015 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Empower Lifetime 2015 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.63%
Empower Lifetime 2015 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.55%
Empower Lifetime 2015 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Empower Lifetime 2015 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower Lifetime 2015 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.89%
Empower Lifetime 2015 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Lifetime 2015 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Empower Lifetime 2015 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Lifetime 2015 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.78%
Empower Lifetime 2015 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2015 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Empower Lifetime 2015 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Empower Lifetime 2015 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2015 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower Lifetime 2015 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.16%
Empower Lifetime 2015 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Empower Lifetime 2015 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Lifetime 2015 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.63%
Empower Lifetime 2015 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.55%
Empower Lifetime 2015 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Empower Lifetime 2015 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Empower Lifetime 2015 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	46.89%
Empower Lifetime 2015 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Lifetime 2015 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Empower Lifetime 2020 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower Lifetime 2020 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.19%
Empower Lifetime 2020 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Empower Lifetime 2020 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.81%
Empower Lifetime 2020 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2020 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Lifetime 2020 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.29%
Empower Lifetime 2020 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
Empower Lifetime 2020 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Empower Lifetime 2020 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.32%
Empower Lifetime 2020 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.99%
Empower Lifetime 2020 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower Lifetime 2020 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Empower Lifetime 2020 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	45.17%
Empower Lifetime 2020 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
Empower Lifetime 2020 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.82%
Empower Lifetime 2020 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower Lifetime 2020 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.19%
Empower Lifetime 2020 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Empower Lifetime 2020 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.81%
Empower Lifetime 2020 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2020 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Lifetime 2020 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.29%
Empower Lifetime 2020 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
Empower Lifetime 2020 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Empower Lifetime 2020 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.32%
Empower Lifetime 2020 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.99%
Empower Lifetime 2020 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower Lifetime 2020 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Empower Lifetime 2020 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	45.17%
Empower Lifetime 2020 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
Empower Lifetime 2020 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.82%
Empower Lifetime 2020 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower Lifetime 2020 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.19%
Empower Lifetime 2020 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Lifetime 2020 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Empower Lifetime 2020 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.81%
Empower Lifetime 2020 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2020 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Lifetime 2020 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.29%
Empower Lifetime 2020 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
Empower Lifetime 2020 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
Empower Lifetime 2020 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.32%
Empower Lifetime 2020 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.99%
Empower Lifetime 2020 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower Lifetime 2020 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Empower Lifetime 2020 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	45.17%
Empower Lifetime 2020 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
Empower Lifetime 2020 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	11.82%
Empower Lifetime 2025 Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
Empower Lifetime 2025 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
Empower Lifetime 2025 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Empower Lifetime 2025 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2025 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
Empower Lifetime 2025 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Lifetime 2025 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%
Empower Lifetime 2025 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.35%
Empower Lifetime 2025 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Lifetime 2025 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Empower Lifetime 2025 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.39%
Empower Lifetime 2025 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Empower Lifetime 2025 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2025 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Lifetime 2025 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	41.07%
Empower Lifetime 2025 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Empower Lifetime 2025 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
Empower Lifetime 2025 Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
Empower Lifetime 2025 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
Empower Lifetime 2025 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Empower Lifetime 2025 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2025 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
Empower Lifetime 2025 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Lifetime 2025 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%
Empower Lifetime 2025 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.35%
Empower Lifetime 2025 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Lifetime 2025 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Empower Lifetime 2025 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.39%
Empower Lifetime 2025 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Empower Lifetime 2025 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2025 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Lifetime 2025 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	41.07%
Empower Lifetime 2025 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Empower Lifetime 2025 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
Empower Lifetime 2025 Fund - Service Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
Empower Lifetime 2025 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
Empower Lifetime 2025 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Empower Lifetime 2025 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Empower Lifetime 2025 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
Empower Lifetime 2025 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Empower Lifetime 2025 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%
Empower Lifetime 2025 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.35%
Empower Lifetime 2025 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Lifetime 2025 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Empower Lifetime 2025 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.39%
Empower Lifetime 2025 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Empower Lifetime 2025 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2025 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower Lifetime 2025 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	41.07%
Empower Lifetime 2025 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Empower Lifetime 2025 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.42%
Empower Lifetime 2030 Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Lifetime 2030 Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.72%
Empower Lifetime 2030 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2030 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2030 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.88%
Empower Lifetime 2030 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.09%
Empower Lifetime 2030 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
Empower Lifetime 2030 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2030 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.48%
Empower Lifetime 2030 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Empower Lifetime 2030 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.87%
Empower Lifetime 2030 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
Empower Lifetime 2030 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Empower Lifetime 2030 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Lifetime 2030 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Lifetime 2030 Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.72%
Empower Lifetime 2030 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2030 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2030 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.88%
Empower Lifetime 2030 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.09%
Empower Lifetime 2030 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
Empower Lifetime 2030 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2030 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.48%
Empower Lifetime 2030 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Empower Lifetime 2030 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.87%
Empower Lifetime 2030 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
Empower Lifetime 2030 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Empower Lifetime 2030 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Lifetime 2030 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Service Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Lifetime 2030 Fund - Service Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.72%
Empower Lifetime 2030 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2030 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2030 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Empower Lifetime 2030 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.88%
Empower Lifetime 2030 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	20.09%
Empower Lifetime 2030 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
Empower Lifetime 2030 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Empower Lifetime 2030 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.48%
Empower Lifetime 2030 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Empower Lifetime 2030 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.87%
Empower Lifetime 2030 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
Empower Lifetime 2030 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Empower Lifetime 2030 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower Lifetime 2030 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Lifetime 2035 Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Empower Lifetime 2035 Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Lifetime 2035 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Lifetime 2035 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.23%
Empower Lifetime 2035 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	23.41%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Empower Lifetime 2035 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
Empower Lifetime 2035 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Empower Lifetime 2035 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.05%
Empower Lifetime 2035 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.44%
Empower Lifetime 2035 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.33%
Empower Lifetime 2035 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Empower Lifetime 2035 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower Lifetime 2035 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	26.84%
Empower Lifetime 2035 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Lifetime 2035 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Lifetime 2035 Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Empower Lifetime 2035 Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Lifetime 2035 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Lifetime 2035 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.23%
Empower Lifetime 2035 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	23.41%
Empower Lifetime 2035 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Empower Lifetime 2035 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Empower Lifetime 2035 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
Empower Lifetime 2035 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Empower Lifetime 2035 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.05%
Empower Lifetime 2035 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.44%
Empower Lifetime 2035 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.33%
Empower Lifetime 2035 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Empower Lifetime 2035 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower Lifetime 2035 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	26.84%
Empower Lifetime 2035 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Lifetime 2035 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Lifetime 2035 Fund - Service Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Empower Lifetime 2035 Fund - Service Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Lifetime 2035 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Lifetime 2035 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.23%
Empower Lifetime 2035 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	23.41%
Empower Lifetime 2035 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Empower Lifetime 2035 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
Empower Lifetime 2035 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Empower Lifetime 2035 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.05%
Empower Lifetime 2035 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.44%
Empower Lifetime 2035 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.33%
Empower Lifetime 2035 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Empower Lifetime 2035 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower Lifetime 2035 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	26.84%
Empower Lifetime 2035 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Lifetime 2035 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Lifetime 2040 Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Empower Lifetime 2040 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2040 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.44%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.35%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Empower Lifetime 2040 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2040 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Lifetime 2040 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Lifetime 2040 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.29%
Empower Lifetime 2040 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.99%
Empower Lifetime 2040 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.37%
Empower Lifetime 2040 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2040 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Lifetime 2040 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	18.41%
Empower Lifetime 2040 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower Lifetime 2040 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Lifetime 2040 Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Empower Lifetime 2040 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2040 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.44%
Empower Lifetime 2040 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.35%
Empower Lifetime 2040 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Empower Lifetime 2040 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2040 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Lifetime 2040 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Lifetime 2040 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.29%
Empower Lifetime 2040 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.99%
Empower Lifetime 2040 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.37%
Empower Lifetime 2040 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2040 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Lifetime 2040 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	18.41%
Empower Lifetime 2040 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower Lifetime 2040 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Lifetime 2040 Fund - Service Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Empower Lifetime 2040 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2040 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	26.44%
Empower Lifetime 2040 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.35%
Empower Lifetime 2040 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Empower Lifetime 2040 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Empower Lifetime 2040 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Empower Lifetime 2040 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Lifetime 2040 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.29%
Empower Lifetime 2040 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.99%
Empower Lifetime 2040 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.37%
Empower Lifetime 2040 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
Empower Lifetime 2040 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Empower Lifetime 2040 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	18.41%
Empower Lifetime 2040 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower Lifetime 2040 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Lifetime 2045 Fund - Institutional Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2045 Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2045 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.13%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.49%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
Empower Lifetime 2045 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
Empower Lifetime 2045 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Empower Lifetime 2045 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2045 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Lifetime 2045 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.59%
Empower Lifetime 2045 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.53%
Empower Lifetime 2045 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.22%
Empower Lifetime 2045 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2045 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2045 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2045 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower Lifetime 2045 Fund - Investor Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2045 Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2045 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.13%
Empower Lifetime 2045 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.49%
Empower Lifetime 2045 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
Empower Lifetime 2045 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
Empower Lifetime 2045 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Empower Lifetime 2045 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2045 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Lifetime 2045 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.59%
Empower Lifetime 2045 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.53%
Empower Lifetime 2045 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.22%
Empower Lifetime 2045 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2045 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2045 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2045 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower Lifetime 2045 Fund - Service Class | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2045 Fund - Service Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2045 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.13%
Empower Lifetime 2045 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.49%
Empower Lifetime 2045 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
Empower Lifetime 2045 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
Empower Lifetime 2045 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Empower Lifetime 2045 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2045 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Lifetime 2045 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.59%
Empower Lifetime 2045 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.53%
Empower Lifetime 2045 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.22%
Empower Lifetime 2045 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2045 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Empower Lifetime 2045 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Empower Lifetime 2045 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower Lifetime 2050 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.95%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.35%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2050 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower Lifetime 2050 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Lifetime 2050 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2050 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.65%
Empower Lifetime 2050 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Empower Lifetime 2050 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.91%
Empower Lifetime 2050 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.02%
Empower Lifetime 2050 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.34%
Empower Lifetime 2050 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Empower Lifetime 2050 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Empower Lifetime 2050 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Lifetime 2050 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower Lifetime 2050 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.95%
Empower Lifetime 2050 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.35%
Empower Lifetime 2050 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2050 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower Lifetime 2050 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Lifetime 2050 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2050 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.65%
Empower Lifetime 2050 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Empower Lifetime 2050 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.91%
Empower Lifetime 2050 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.02%
Empower Lifetime 2050 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.34%
Empower Lifetime 2050 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Empower Lifetime 2050 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Empower Lifetime 2050 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Lifetime 2050 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower Lifetime 2050 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.95%
Empower Lifetime 2050 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.35%
Empower Lifetime 2050 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Empower Lifetime 2050 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Empower Lifetime 2050 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower Lifetime 2050 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Lifetime 2050 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Lifetime 2050 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.65%
Empower Lifetime 2050 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Empower Lifetime 2050 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.91%
Empower Lifetime 2050 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.02%
Empower Lifetime 2050 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.34%
Empower Lifetime 2050 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Empower Lifetime 2050 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.87%
Empower Lifetime 2050 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Lifetime 2050 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower Lifetime 2055 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	29.06%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.97%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.48%
Empower Lifetime 2055 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2055 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2055 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2055 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower Lifetime 2055 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower Lifetime 2055 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2055 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.16%
Empower Lifetime 2055 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Empower Lifetime 2055 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.23%
Empower Lifetime 2055 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Lifetime 2055 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Lifetime 2055 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2055 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%
Empower Lifetime 2055 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	29.06%
Empower Lifetime 2055 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.97%
Empower Lifetime 2055 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.48%
Empower Lifetime 2055 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2055 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2055 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2055 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower Lifetime 2055 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower Lifetime 2055 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2055 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.16%
Empower Lifetime 2055 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Empower Lifetime 2055 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.23%
Empower Lifetime 2055 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Lifetime 2055 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Lifetime 2055 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2055 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%
Empower Lifetime 2055 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	29.06%
Empower Lifetime 2055 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.97%
Empower Lifetime 2055 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.48%
Empower Lifetime 2055 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Lifetime 2055 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Empower Lifetime 2055 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Empower Lifetime 2055 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
Empower Lifetime 2055 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower Lifetime 2055 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Empower Lifetime 2055 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	43.16%
Empower Lifetime 2055 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
Empower Lifetime 2055 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.23%
Empower Lifetime 2055 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Lifetime 2055 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
Empower Lifetime 2055 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
Empower Lifetime 2055 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%
Empower Lifetime 2060 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.74%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.44%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Lifetime 2060 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2060 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2060 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2060 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Lifetime 2060 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2060 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Lifetime 2060 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2060 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.81%
Empower Lifetime 2060 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
Empower Lifetime 2060 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.99%
Empower Lifetime 2060 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2060 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Empower Lifetime 2060 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower Lifetime 2060 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%
Empower Lifetime 2060 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.74%
Empower Lifetime 2060 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.44%
Empower Lifetime 2060 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Lifetime 2060 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2060 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2060 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2060 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Lifetime 2060 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2060 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Lifetime 2060 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2060 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.81%
Empower Lifetime 2060 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
Empower Lifetime 2060 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.99%
Empower Lifetime 2060 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2060 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Empower Lifetime 2060 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower Lifetime 2060 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%
Empower Lifetime 2060 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.74%
Empower Lifetime 2060 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.44%
Empower Lifetime 2060 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Lifetime 2060 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Lifetime 2060 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2060 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
Empower Lifetime 2060 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Lifetime 2060 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Lifetime 2060 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Lifetime 2060 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower Lifetime 2060 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.81%
Empower Lifetime 2060 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
Empower Lifetime 2060 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.99%
Empower Lifetime 2060 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Lifetime 2060 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Empower Lifetime 2060 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower Lifetime 2060 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%
Empower Lifetime 2065 Fund - Institutional Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.75%
Empower Lifetime 2065 Fund - Institutional Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.55%
Empower Lifetime 2065 Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
Empower Lifetime 2065 Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Lifetime 2065 Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2065 Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2065 Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Lifetime 2065 Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2065 Fund - Institutional Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2065 Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2065 Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.85%
Empower Lifetime 2065 Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.78%
Empower Lifetime 2065 Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Lifetime 2065 Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2065 Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Lifetime 2065 Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Lifetime 2065 Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%
Empower Lifetime 2065 Fund - Investor Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.75%
Empower Lifetime 2065 Fund - Investor Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.55%
Empower Lifetime 2065 Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
Empower Lifetime 2065 Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Lifetime 2065 Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2065 Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2065 Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Lifetime 2065 Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2065 Fund - Investor Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2065 Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2065 Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.85%
Empower Lifetime 2065 Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.78%
Empower Lifetime 2065 Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Lifetime 2065 Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2065 Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Lifetime 2065 Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Lifetime 2065 Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%
Empower Lifetime 2065 Fund - Service Class | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	28.75%
Empower Lifetime 2065 Fund - Service Class | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.55%
Empower Lifetime 2065 Fund - Service Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
Empower Lifetime 2065 Fund - Service Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Empower Lifetime 2065 Fund - Service Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
Empower Lifetime 2065 Fund - Service Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Empower Lifetime 2065 Fund - Service Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Lifetime 2065 Fund - Service Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Lifetime 2065 Fund - Service Class | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
Empower Lifetime 2065 Fund - Service Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
Empower Lifetime 2065 Fund - Service Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	42.85%
Empower Lifetime 2065 Fund - Service Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.78%
Empower Lifetime 2065 Fund - Service Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Empower Lifetime 2065 Fund - Service Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Empower Lifetime 2065 Fund - Service Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Lifetime 2065 Fund - Service Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Lifetime 2065 Fund - Service Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%